14. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Chief Executive Officer
Accrued compensation, travel and interest	$ 613,525	$ 487,932	$ 657,551